DISTRIBUTION OF PROFITS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reserve Quantities [Line Items]
Balance of legal reserve	31,202	$ 31,201
Minimum [Member]
Reserve Quantities [Line Items]
Profit after taxation to legal reserve	10.00%
Percentage of legal reserve to share capital	25.00%
Maximum [Member]
Reserve Quantities [Line Items]
Profit after taxation to legal reserve	25.00%
Percentage of legal reserve to share capital	50.00%